Note 9 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Commitments and Contingencies Disclosure [Text Block]
9.	Commitments and Contingencies

As of
December 31, 2018
a subsidiary of the Company, Alterwall Business Inc. owner of M/V “Ninos”, has a dispute with a fuel oil supplier who claimed a maritime lien against the vessel after the company which had time-chartered the vessel from the Company went bankrupt in
October 2009
and failed to pay certain invoices. The vessel was arrested in Karachi in
November 2009
and released after a bank guarantee for an amount of
$0.53
million was provided on behalf of the Company, for which the bank has restricted an equal amount of the Company's cash which is presented within Restricted Cash,. Legal proceedings continue. Although the Company believes it will be successful in its claim, it has made a provision of
$0.15
million, included in “Other general and administrative expenses” in “Consolidated statements of operations”, for any costs that may
be incurred.

There are
no
other material legal proceedings to which the Company is a party or to which any of its properties are subject, other than routine litigation incidental to the Company’s business. In the opinion of the management, the disposition of these lawsuits should not
have a material impact on the consolidated results of operations, financial position and cash flows.